29. REVENUE (Details 1) R$ in Millions		12 Months Ended
		Dec. 31, 2019 BRL (R$) GW	Dec. 31, 2018 BRL (R$) GW		Dec. 31, 2017 BRL (R$) GW
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		43,558	43,522	[1]	42,461
Own consumption | GW		38	41	[1]	37
Unbilled revenue | GW		0	0	[1]	0
Supply of electricity including own consumption and not invoiced | GW		43,596	43,563	[1]	42,498
Wholesale supply to other concession holders | GW	[2]	11,448	11,992	[1]	12,777
Wholesale supply unbilled, net | GW		0	0	[1]	0
Total | GW		55,044	55,555	[1]	55,275
Revenue from sale of electricity | R$		R$ 23,918	R$ 21,834		R$ 20,378
Own consumption | R$		0	0		0
Unbilled revenue | R$		134	48		61
Supply of electricity including own consumption and not invoiced | R$		24,052	21,882		20,439
Wholesale supply to other concession holders | R$	[2]	2,943	3,002		1,727
Wholesale supply unbilled, net | R$		(67)	(12)		1,535
Revenue from sale of electricity | R$		R$ 26,928	R$ 24,872		R$ 23,701
Residential [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		10,538	10,267	[1]	10,008
Revenue from sale of electricity | R$		R$ 9,668	R$ 8,658		R$ 7,842
Industrial [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		16,024	17,689	[1]	17,761
Revenue from sale of electricity | R$		R$ 4,760	R$ 4,892		R$ 4,907
Commercial, Services and Other [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		9,567	8,380	[1]	7,507
Revenue from sale of electricity | R$		R$ 5,439	R$ 4,683		R$ 4,342
Rural [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		3,795	3,615	[1]	3,651
Revenue from sale of electricity | R$		R$ 2,058	R$ 1,794		R$ 1,629
Public Authorities [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		905	871	[1]	866
Revenue from sale of electricity | R$		R$ 654	R$ 575		R$ 532
Public Lighting [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		1,357	1,384	[1]	1,367
Revenue from sale of electricity | R$		R$ 614	R$ 585		R$ 537
Public Service [Member] | Electricity distribution [Member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		1,372	1,316	[1]	1,301
Revenue from sale of electricity | R$		R$ 725	R$ 646		R$ 589

[1]	Data not audited by external auditors.
[2]	Includes a CCEAR (Regulated Market Sales Contract), bilateral contracts with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.